Note 18 Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		€ 707	€ 818	€ 910
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		88	41	(88)
Impairment loss recognised in profit or loss, goodwill		0	0	(4)
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill			(152)
Goodwill at end of period		795	707	818
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		559	504	478
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		64	55	26
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill			0
Goodwill at end of period		623	559	504
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	[1]	0	152	254
Additional recognition, goodwill	[1]	0	0	0
Increase (decrease) through net exchange differences, goodwill	[1]	0	0	(102)
Impairment loss recognised in profit or loss, goodwill	[1]	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	[1]	0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	[1]		(152)
Goodwill at end of period	[1]	0	0	152
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		118	134	143
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		25	(16)	(9)
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill			0
Goodwill at end of period		143	118	134
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		25	24	27
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(1)	1	(3)
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill			0
Goodwill at end of period		24	25	24
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		5	4	8
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		0	1	0
Impairment loss recognised in profit or loss, goodwill		0	0	(4)
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill			0
Goodwill at end of period		€ 5	€ 5	€ 4

[1]	1) As a result of the application of IAS 29 "Financial Reporting in Hyperinflationary Economies" as indicated in Note 2.2.18, the book value of the Turkish CGU exceeded the existing recoverable value as of December 31, 2021, and as a consequence the goodwill as well as other intangible assets (see Note 18.2) assigned to the Turkish CGU were derecognized.